Loans and Leases - Commitments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and leases
Loan and lease commitments	$ 5,179,570	$ 5,192,874	$ 4,777,846
Real estate
Loans and leases
Loan and lease commitments	1,519,886	1,481,722	1,288,068
Commercial and Industrial
Loans and leases
Loan and lease commitments	2,194,182	2,262,712	2,063,472
Commercial Real Estate | Real estate
Loans and leases
Loan and lease commitments	74,193	46,812	88,714
Construction | Real estate
Loans and leases
Loan and lease commitments	495,320	480,926	300,945
Residential | Real estate
Loans and leases
Loan and lease commitments	950,373	953,984	898,409
Consumer
Loans and leases
Loan and lease commitments	1,465,486	1,448,336	1,425,862
Lease Financing
Loans and leases
Loan and lease commitments	$ 16	$ 104	$ 444